Related Party Transactions - Reinsurance Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended					0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Affiliated Entity Reinsurance, Threshold To Decrease Ceding Commission	Jun. 30, 2014 Affiliated Entity Reinsurance, Threshold To Increase Ceding Commission	Jun. 30, 2014 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Jun. 30, 2013 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Jun. 30, 2014 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Jun. 30, 2013 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Jun. 30, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Reinsurance	Jun. 30, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Jun. 30, 2014 Affiliated Entity AARC Reinsurance	Jan. 02, 2013 Affiliated Entity Wesco Quota Share Agreement	Oct. 02, 2012 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Maximum	Oct. 02, 2012 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Minimum	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Minimum	Jun. 30, 2014 Affiliated Entity ACP Re Ltd.	Dec. 31, 2013 Affiliated Entity ACP Re Ltd.	Jun. 30, 2014 Affiliated Entity Maiden Insurance Company	Dec. 31, 2013 Affiliated Entity Maiden Insurance Company
Related Party Transaction [Line Items]
Percentage of business ceded											100.00%		25.00%			50.00%
Percentage of related losses ceded													25.00%
Reinsurance percentage of ceding commission												1.50%	25.00%		32.00%	32.50%	34.50%	30.00%	30.50%
Threshold percentage of loss ratio					64.50%	60.00%
Prior notice period for written notification of termination													90 days
Assumed premiums, percentage of business written														100.00%
Percentage of obligations reinsured														100.00%
Loss Portfolio Transfer, Percentage Covered, Loss And Loss Adjustment Expense (LAE) Reserves And Unearned Premiums,														100.00%
Loss portfolio transfer, percentage														100.00%
Loss Transfer Portfolio, Percentage Of Business Fronted														100.00%
Fronted ceded commission														5.00%
Ceding commission income	$ 1,557	$ 24,735	$ 6,927	$ 49,992			$ 2,481	$ 24,279	$ 6,249	$ 48,487
Assets held-in-trust																				$ 55,007	$ 57,959	$ 86,023	$ 104,824